SCHEDULE OF CONSIDERATION PAYABLE AT FAIR VALUE AT INCEPTION RESULTING IN A GAIN ON MODIFICATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	$ 44,783	$ 162,988
Accretion (Note 17)		1,578
Gain on adjustment to consideration payable		(133,255)
Loss on change in fair value of consideration payable	15,460	13,472
Payment of base purchase price obligation	(40,000)
Balance, December 31, 2025	20,243	44,783
Less: current portion		(10,000)
Non-current portion	20,243	34,783
Base purchase price [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	34,625
Accretion (Note 17)
Gain on adjustment to consideration payable		29,925
Loss on change in fair value of consideration payable	5,375	4,700
Payment of base purchase price obligation	(40,000)
Balance, December 31, 2025		34,625
Less: current portion		(10,000)
Non-current portion		24,625
Contingent value rights [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	10,158
Accretion (Note 17)
Gain on adjustment to consideration payable		1,386
Loss on change in fair value of consideration payable	10,085	8,772
Payment of base purchase price obligation
Balance, December 31, 2025	20,243	10,158
Less: current portion
Non-current portion	20,243	10,158
Deferred cash consideration [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024		91,619
Accretion (Note 17)		976
Gain on adjustment to consideration payable		(92,595)
Loss on change in fair value of consideration payable
Payment of base purchase price obligation
Balance, December 31, 2025
Less: current portion
Non-current portion
Royalties payable [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024		15,102
Accretion (Note 17)		18
Gain on adjustment to consideration payable		(15,120)
Loss on change in fair value of consideration payable
Payment of base purchase price obligation
Balance, December 31, 2025
Less: current portion
Non-current portion
Other payables [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024		56,267
Accretion (Note 17)		584
Gain on adjustment to consideration payable		(56,851)
Loss on change in fair value of consideration payable
Payment of base purchase price obligation
Balance, December 31, 2025
Less: current portion
Non-current portion